Guarantee of Registered Securities - Condensed Consolidating Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total current assets
Cash and cash equivalents	$ 790	$ 656
Short-term investments	138	172
Receivables, net	3,112	2,760
Fiduciary assets	11,834	10,166
Intercompany receivables	0	0
Other current assets	602	618
Total current assets	16,476	14,372
Goodwill	8,165	8,171	$ 8,358
Intangible assets, net	783	1,149
Operating lease right-of-use assets	929
Fixed assets, net	621	588
Deferred tax assets	645	561
Intercompany receivables	0	0
Prepaid pension	1,216	1,133
Other non-current assets	570	448
Investment in subsidiary	0	0
Total assets	29,405	26,422
Current liabilities
Accounts payable and accrued liabilities	1,939	1,943
Short-term debt and current portion of long-term debt	712	251
Fiduciary liabilities	11,834	10,166
Intercompany payables	0	0
Other current liabilities	1,086	936
Total current liabilities	15,571	13,296
Long-term debt	6,627	5,993
Non-current operating lease liabilities	944
Deferred tax liabilities	199	181
Pension, other postretirement, and other post-employment liabilities	1,738	1,636
Intercompany payables	0	0
Other non-current liabilities	877	1,097
Total liabilities	25,956	22,203
Equity [Abstract]
Total Aon shareholders' equity	3,375	4,151
Noncontrolling interests	74	68
Total equity	3,449	4,219	$ 4,648	$ 5,581
Total liabilities and equity	29,405	26,422
Aon Ireland
Total current assets
Cash and cash equivalents	0	0
Short-term investments	0	0
Receivables, net	0	0
Fiduciary assets	0	0
Intercompany receivables	0	0
Other current assets	0	0
Total current assets	0	0
Goodwill	0	0
Intangible assets, net	0	0
Operating lease right-of-use assets	0
Fixed assets, net	0	0
Deferred tax assets	0	0
Intercompany receivables	0	0
Prepaid pension	0	0
Other non-current assets	0	0
Investment in subsidiary	3,375	0
Total assets	3,375	0
Current liabilities
Accounts payable and accrued liabilities	0	0
Short-term debt and current portion of long-term debt	0	0
Fiduciary liabilities	0	0
Intercompany payables	0	0
Other current liabilities	0	0
Total current liabilities	0	0
Long-term debt	0	0
Non-current operating lease liabilities	0
Deferred tax liabilities	0	0
Pension, other postretirement, and other post-employment liabilities	0	0
Intercompany payables	0	0
Other non-current liabilities	0	0
Total liabilities	0	0
Equity [Abstract]
Total Aon shareholders' equity	3,375	0
Noncontrolling interests	0	0
Total equity	3,375	0
Total liabilities and equity	3,375	0
Aon UK
Total current assets
Cash and cash equivalents	0	0
Short-term investments	0	0
Receivables, net	0	0
Fiduciary assets	0	0
Intercompany receivables	246	191
Other current assets	0	0
Total current assets	246	191
Goodwill	0	0
Intangible assets, net	0	0
Operating lease right-of-use assets	0
Fixed assets, net	0	0
Deferred tax assets	89	94
Intercompany receivables	868	403
Prepaid pension	0	0
Other non-current assets	0	1
Investment in subsidiary	8,899	8,433
Total assets	10,102	9,122
Current liabilities
Accounts payable and accrued liabilities	2,157	274
Short-term debt and current portion of long-term debt	112	250
Fiduciary liabilities	0	0
Intercompany payables	234	213
Other current liabilities	0	0
Total current liabilities	2,503	737
Long-term debt	4,223	4,231
Non-current operating lease liabilities	0
Deferred tax liabilities	0	0
Pension, other postretirement, and other post-employment liabilities	0	0
Intercompany payables	0	0
Other non-current liabilities	1	3
Total liabilities	6,727	4,971
Equity [Abstract]
Total Aon shareholders' equity	3,375	4,151
Noncontrolling interests	0	0
Total equity	3,375	4,151
Total liabilities and equity	10,102	9,122
Aon Global Holdings Limited
Total current assets
Cash and cash equivalents	0	0
Short-term investments	0	0
Receivables, net	0	0
Fiduciary assets	0	0
Intercompany receivables	89	20
Other current assets	0	0
Total current assets	89	20
Goodwill	0	0
Intangible assets, net	0	0
Operating lease right-of-use assets	0
Fixed assets, net	0	0
Deferred tax assets	4	4
Intercompany receivables	0	0
Prepaid pension	0	0
Other non-current assets	0	0
Investment in subsidiary	12,211	4,421
Total assets	12,304	4,445
Current liabilities
Accounts payable and accrued liabilities	1,994	3,463
Short-term debt and current portion of long-term debt	0	0
Fiduciary liabilities	0	0
Intercompany payables	61	1
Other current liabilities	0	0
Total current liabilities	2,055	3,464
Long-term debt	0	0
Non-current operating lease liabilities	0
Deferred tax liabilities	0	0
Pension, other postretirement, and other post-employment liabilities	0	0
Intercompany payables	0	0
Other non-current liabilities	0	0
Total liabilities	2,055	3,464
Equity [Abstract]
Total Aon shareholders' equity	10,249	981
Noncontrolling interests	0	0
Total equity	10,249	981
Total liabilities and equity	12,304	4,445
Aon Corporation
Total current assets
Cash and cash equivalents	2,271	862
Short-term investments	28	56
Receivables, net	0	0
Fiduciary assets	0	0
Intercompany receivables	1,214	897
Other current assets	7	16
Total current assets	3,520	1,831
Goodwill	0	0
Intangible assets, net	0	0
Operating lease right-of-use assets	110
Fixed assets, net	0	0
Deferred tax assets	577	467
Intercompany receivables	261	261
Prepaid pension	7	5
Other non-current assets	32	30
Investment in subsidiary	19,470	19,031
Total assets	23,977	21,625
Current liabilities
Accounts payable and accrued liabilities	56	70
Short-term debt and current portion of long-term debt	600	0
Fiduciary liabilities	0	0
Intercompany payables	12,978	11,875
Other current liabilities	80	69
Total current liabilities	13,714	12,014
Long-term debt	2,404	1,762
Non-current operating lease liabilities	143
Deferred tax liabilities	0	0
Pension, other postretirement, and other post-employment liabilities	1,348	1,275
Intercompany payables	7,212	7,390
Other non-current liabilities	113	167
Total liabilities	24,934	22,608
Equity [Abstract]
Total Aon shareholders' equity	(957)	(983)
Noncontrolling interests	0	0
Total equity	(957)	(983)
Total liabilities and equity	23,977	21,625
Other Non-Guarantor Subsidiaries
Total current assets
Cash and cash equivalents	2,619	3,473
Short-term investments	110	116
Receivables, net	3,112	2,760
Fiduciary assets	11,834	10,166
Intercompany receivables	12,710	11,614
Other current assets	595	602
Total current assets	30,980	28,731
Goodwill	8,165	8,171
Intangible assets, net	783	1,149
Operating lease right-of-use assets	819
Fixed assets, net	621	588
Deferred tax assets	165	140
Intercompany receivables	7,046	7,225
Prepaid pension	1,209	1,128
Other non-current assets	538	417
Investment in subsidiary	0	0
Total assets	50,326	47,549
Current liabilities
Accounts payable and accrued liabilities	1,832	1,815
Short-term debt and current portion of long-term debt	0	1
Fiduciary liabilities	11,834	10,166
Intercompany payables	986	633
Other current liabilities	1,006	867
Total current liabilities	15,658	13,482
Long-term debt	0	0
Non-current operating lease liabilities	801
Deferred tax liabilities	389	325
Pension, other postretirement, and other post-employment liabilities	390	361
Intercompany payables	963	499
Other non-current liabilities	763	927
Total liabilities	18,964	15,594
Equity [Abstract]
Total Aon shareholders' equity	31,288	31,887
Noncontrolling interests	74	68
Total equity	31,362	31,955
Total liabilities and equity	50,326	47,549
Consolidating Adjustments
Total current assets
Cash and cash equivalents	(4,100)	(3,679)
Short-term investments	0	0
Receivables, net	0	0
Fiduciary assets	0	0
Intercompany receivables	(14,259)	(12,722)
Other current assets	0	0
Total current assets	(18,359)	(16,401)
Goodwill	0	0
Intangible assets, net	0	0
Operating lease right-of-use assets	0
Fixed assets, net	0	0
Deferred tax assets	(190)	(144)
Intercompany receivables	(8,175)	(7,889)
Prepaid pension	0	0
Other non-current assets	0	0
Investment in subsidiary	(43,955)	(31,885)
Total assets	(70,679)	(56,319)
Current liabilities
Accounts payable and accrued liabilities	(4,100)	(3,679)
Short-term debt and current portion of long-term debt	0	0
Fiduciary liabilities	0	0
Intercompany payables	(14,259)	(12,722)
Other current liabilities	0	0
Total current liabilities	(18,359)	(16,401)
Long-term debt	0	0
Non-current operating lease liabilities	0
Deferred tax liabilities	(190)	(144)
Pension, other postretirement, and other post-employment liabilities	0	0
Intercompany payables	(8,175)	(7,889)
Other non-current liabilities	0	0
Total liabilities	(26,724)	(24,434)
Equity [Abstract]
Total Aon shareholders' equity	(43,955)	(31,885)
Noncontrolling interests	0	0
Total equity	(43,955)	(31,885)
Total liabilities and equity	$ (70,679)	$ (56,319)